Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
		Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jul. 17, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Feb. 21, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	Jun. 02, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	May 01, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015
C000027272
Account Value [Line Items]
Line Graph and Table Measure Name		PIMCO ABS and Short-Term Investments Portfolio
Account Value		$ 14,350	$ 14,293	$ 14,148	$ 14,039	$ 14,018	$ 13,865	$ 13,912	$ 13,801	$ 13,674		$ 13,477	$ 13,407	$ 13,281	$ 13,327	$ 13,188		$ 13,176	$ 13,074	$ 12,844	$ 12,612	$ 12,712	$ 12,742	$ 12,720	$ 12,632	$ 12,577	$ 12,523	$ 12,447	$ 12,486	$ 12,497	$ 12,270	$ 12,139	$ 12,055	$ 12,170	$ 12,382	$ 12,403	$ 12,309		$ 12,446	$ 12,498	$ 12,591	$ 12,757	$ 12,850	$ 12,871	$ 12,849	$ 12,869	$ 12,869	$ 12,811	$ 12,781	$ 12,740	$ 12,728	$ 12,728	$ 12,688	$ 12,678	$ 12,628	$ 12,517	$ 12,442	$ 12,373	$ 12,334	$ 12,282	$ 12,175	$ 12,077	$ 11,973	$ 11,827	$ 11,604	$ 12,277	$ 12,248	$ 12,190	$ 12,156	$ 12,118	$ 12,080	$ 12,039	$ 12,011	$ 11,973	$ 11,919	$ 11,863	$ 11,807	$ 11,737	$ 11,700	$ 11,634	$ 11,606	$ 11,606	$ 11,588	$ 11,553	$ 11,517	$ 11,481	$ 11,454	$ 11,391	$ 11,364	$ 11,332	$ 11,314	$ 11,288	$ 11,256	$ 11,229	$ 11,203	$ 11,166	$ 11,053	$ 10,983	$ 10,936		$ 10,850	$ 10,806	$ 10,746	$ 10,677	$ 10,625	$ 10,582	$ 10,599	$ 10,565	$ 10,495	$ 10,445	$ 10,353	$ 10,292	$ 10,267	$ 10,159	$ 10,133	$ 10,166	$ 10,158	$ 10,156	$ 10,140	$ 10,123	$ 10,110	$ 10,094	$ 10,086	$ 10,057	$ 10,032	$ 10,000
C000027276
Account Value [Line Items]
Line Graph and Table Measure Name		PIMCO EM Bond and Short-Term Investments Portfolio
Account Value		$ 14,231	14,092	13,829	13,537	13,573	13,298	13,167	12,935	13,066		12,950	13,037	12,746	12,877	12,668		12,582	12,596	12,243	12,004	12,033	12,226	12,240	12,087	11,864	11,892	11,837	11,547	11,725	11,533	11,488	11,290	11,210	11,510	11,484	11,223		11,588	11,471	11,860	11,866	12,175	12,317	12,242	12,293	12,281	12,578	12,616	12,766	12,698	12,486	12,349	12,437	12,723	12,872	12,588	12,289	12,252	12,289	12,264	12,090	11,953	11,618	11,419	12,181	12,305	12,305	12,260	12,260	12,297	12,162	12,347	12,285	12,112	12,088	12,038	12,026	11,976	11,742	11,764	11,718	11,183	10,845	11,648	11,252	11,460	11,875	11,979	11,986	11,860	11,630	11,511	11,511	11,728	11,557	11,499	11,454	11,350		11,396	11,316	11,328	11,316	11,511	11,323	11,300	11,106	11,094	10,946	11,003	10,808	10,854	10,671	10,179	10,168	9,939	10,103	10,093	9,787	10,075	10,138	10,096	10,184	10,143	10,000
C000027278
Account Value [Line Items]
Line Graph and Table Measure Name		PIMCO High Yield and Short-Term Investments Portfolio
Account Value		$ 19,807	20,018	19,854	19,552	19,623	19,460	19,460	19,197	18,903		18,529	18,307	18,071	18,255	18,011		18,036	18,062	17,446	16,703	16,876	17,034	17,009	16,740	16,463	16,704	16,584	16,834	17,067	16,346	16,290	15,665	15,434	16,067	16,317	15,795		16,527	16,795	17,464	17,699	18,029	18,468	18,053	18,226	18,356	18,179	16,940	16,833	16,385	16,279	16,109	16,148	16,086	16,044	15,807	15,335	15,212	15,260	15,038	14,593	14,386	13,907	13,489	14,660	14,854	14,738	14,429	14,391	14,391	14,439	14,347	14,587	14,278	14,296	14,060	13,940	13,745	13,196	13,371	13,494	13,669	13,559	13,422	13,301	13,231	13,163	13,129	13,164	13,330	13,330	13,251	13,202	13,104	13,017	12,937	12,792	12,764		12,559	12,338	12,323	12,121	11,888	11,699	11,759	11,729	11,605	11,352	11,084	10,914	10,725	10,172	9,809	9,823	9,893	10,053	10,150	9,846	10,053	10,203	10,189	10,320	10,227	10,000
C000026518
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge)
Account Value		$ 12,061	12,141	12,105	12,041	12,027	11,819	11,921	11,774	11,733		11,573	11,507	11,464	11,566	11,412		11,415	11,440	11,075	10,784	10,806	10,901	10,876	10,842	10,810	10,810	10,779	10,626	10,722	10,490	10,656	10,484	10,409	10,699	10,956	10,676		10,902	11,010	11,236	11,398	11,594	11,682	11,731	11,657	11,735	11,845	11,878	11,759	11,759	11,749	11,756	11,745	11,917	11,928	11,837	11,772	11,694	11,605	11,600	11,460	11,375	11,289	11,053	11,479	11,455	11,282	11,270	11,314	11,362	11,418	11,250	11,142	10,982	10,873	10,856	10,720	10,695	10,553	10,507	10,512	10,490	10,508	10,503	10,500	10,457	10,437	10,455	10,357	10,339	10,323	10,343	10,307	10,231	10,253	10,149	10,104	10,135		10,091	10,066	10,069	9,932	10,012	9,939	10,028	10,108	10,073	10,044	9,947	9,726	9,674	9,643	9,531	9,490	9,392	9,458	9,413	9,341	9,312	9,396	9,231	9,395	9,513	9,625
C000026517
Account Value [Line Items]
Line Graph and Table Measure Name		Administrative
Account Value		$ 1,272,007	1,280,280	1,276,334	1,269,474	1,267,856	1,245,756	1,256,361	1,240,709	1,236,188		1,219,164	1,212,141	1,207,440	1,218,033	1,201,637		1,201,787	1,204,296	1,165,662	1,134,992	1,137,069	1,147,021	1,144,167	1,140,470	1,137,003	1,136,812	1,133,423	1,117,243	1,127,196	1,102,683	1,119,978	1,101,709	1,093,739	1,124,055	1,150,906	1,121,301		1,144,973	1,156,111	1,179,711	1,196,607	1,217,047	1,226,119	1,231,061	1,223,158	1,231,132	1,242,578	1,245,906	1,233,221	1,233,099	1,231,832	1,232,478	1,231,137	1,249,064	1,250,018	1,240,373	1,233,359	1,224,982	1,215,540	1,214,880	1,200,042	1,191,069	1,181,885	1,157,019	1,201,487	1,198,836	1,180,502	1,179,097	1,183,613	1,188,431	1,194,234	1,176,458	1,165,014	1,148,201	1,136,639	1,134,689	1,120,323	1,117,643	1,102,584	1,097,707	1,098,093	1,095,618	1,097,338	1,096,720	1,096,231	1,091,660	1,089,347	1,091,125	1,080,772	1,078,791	1,077,006	1,078,890	1,074,998	1,066,974	1,069,117	1,058,148	1,053,318	1,056,409		1,051,687	1,048,953	1,049,176	1,034,758	1,042,992	1,035,174	1,044,361	1,052,565	1,048,748	1,045,644	1,035,357	1,012,257	1,006,698	1,003,384	991,576	987,254	976,924	983,589	978,794	971,186	968,096	976,689	959,442	976,315	988,476	1,000,000
C000026520
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charge)
Account Value		$ 11,625	11,708	11,680	11,627	11,621	11,427	11,533	11,397	11,365		11,217	11,160	11,126	11,232	11,089		11,098	11,130	10,781	10,505	10,532	10,632	10,614	10,587	10,563	10,569	10,545	10,403	10,503	10,282	10,452	10,289	10,222	10,513	10,773	10,504		10,733	10,846	11,076	11,243	11,443	11,537	11,593	11,527	11,611	11,728	11,768	11,657	11,664	11,661	11,676	11,672	11,851	11,868	11,786	11,728	11,657	11,576	11,578	11,446	11,369	11,290	11,060	11,494	11,476	11,310	11,305	11,357	11,412	11,475	11,314	11,212	11,058	10,955	10,944	10,814	10,796	10,658	10,619	10,631	10,615	10,639	10,641	10,645	10,608	10,594	10,619	10,526	10,515	10,505	10,531	10,501	10,442	10,462	10,364	10,324	10,364		10,324	10,295	10,305	10,177	10,265	10,197	10,295	10,383	10,354	10,331	10,237	10,016	9,968	9,946	9,839	9,800	9,702	9,776	9,735	9,667	9,643	9,736	9,572	9,747	9,876	10,000
C000200438
Account Value [Line Items]
Line Graph and Table Measure Name		I-3
Account Value		$ 1,285,179	1,293,419	1,289,328	1,282,250	1,280,509	1,258,038	1,268,661	1,252,745	1,248,056		1,230,725	1,223,546	1,218,697	1,229,304	1,212,625		1,212,670	1,215,091	1,175,976	1,144,907	1,146,897	1,156,857	1,153,861	1,150,032	1,146,428	1,146,139	1,142,626	1,126,199	1,136,158	1,111,356	1,128,722	1,110,203	1,102,064	1,132,545	1,159,535	1,129,581		1,153,335	1,164,463	1,188,145	1,205,069	1,225,562	1,234,606	1,239,477	1,231,417	1,239,345	1,250,772	1,254,023	1,241,138	1,240,917	1,239,541	1,240,084	1,238,631	1,256,584	1,257,448	1,247,624	1,240,467	1,231,929	1,222,329	1,221,572	1,206,533	1,197,408	1,188,066	1,162,948	1,207,558	1,204,798	1,186,255	1,184,739	1,189,173	1,193,908	1,199,642	1,181,672	1,170,065	1,153,079	1,141,361	1,139,302	1,124,768	1,121,986	1,106,765	1,101,779	1,102,060	1,099,477	1,101,115	1,100,384	1,099,793	1,095,107	1,092,693	1,094,383	1,083,901	1,081,832	1,079,958	1,081,748	1,077,757	1,069,629	1,071,682	1,060,598	1,055,683	1,058,679		1,053,857	1,051,045	1,051,166	1,036,643	1,044,817	1,036,884	1,046,001	1,054,142	1,050,219	1,047,022	1,036,633	1,013,424	1,007,780	1,004,373	992,471	988,068	977,668	984,239	979,368	971,669	968,498	977,025	959,680	976,479	988,560	1,000,000
C000026516
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional
Account Value		$ 1,304,117	1,312,340	1,308,046	1,300,731	1,298,798	1,275,891	1,286,479	1,270,209	1,265,293		1,247,606	1,240,183	1,235,092	1,245,671	1,228,645		1,228,555	1,230,868	1,191,123	1,159,545	1,161,428	1,171,345	1,168,185	1,164,180	1,160,387	1,159,949	1,156,267	1,139,505	1,149,434	1,124,216	1,141,587	1,122,740	1,114,396	1,145,030	1,172,129	1,141,740		1,165,603	1,176,698	1,200,461	1,217,390	1,237,946	1,246,925	1,251,668	1,243,377	1,251,215	1,262,586	1,265,709	1,252,546	1,252,166	1,250,632	1,251,013	1,249,386	1,267,333	1,268,058	1,257,982	1,250,621	1,241,856	1,232,032	1,231,120	1,215,811	1,206,473	1,196,918	1,171,499	1,216,269	1,213,353	1,194,545	1,192,872	1,197,188	1,201,807	1,207,444	1,189,210	1,177,393	1,160,182	1,148,250	1,146,045	1,131,297	1,128,374	1,112,943	1,107,793	1,107,939	1,105,208	1,106,738	1,105,858	1,105,137	1,100,296	1,097,732	1,099,305	1,088,637	1,086,434	1,084,414	1,086,073	1,081,933	1,073,638	1,075,566	1,064,307	1,059,240	1,062,115		1,057,143	1,054,193	1,054,180	1,039,496	1,047,560	1,039,475	1,048,485	1,056,511	1,052,451	1,049,113	1,038,573	1,015,197	1,009,415	1,005,880	993,834	989,309	978,772	985,225	980,229	972,400	969,107	977,515	960,039	976,725	988,683	1,000,000
C000064132
Account Value [Line Items]
Line Graph and Table Measure Name		I-2
Account Value		$ 1,291,203	1,299,447	1,295,294	1,288,163	1,286,357	1,263,776	1,274,371	1,258,350	1,253,594		1,236,174	1,228,912	1,223,979	1,234,564	1,217,792		1,217,797	1,220,190	1,180,891	1,149,678	1,151,640	1,161,571	1,158,535	1,154,654	1,150,993	1,150,656	1,147,091	1,130,563	1,140,503	1,115,564	1,132,906	1,114,289	1,106,093	1,136,600	1,163,600	1,133,527		1,157,313	1,168,426	1,192,125	1,209,039	1,229,548	1,238,565	1,243,388	1,235,254	1,243,147	1,254,550	1,257,756	1,244,784	1,244,508	1,243,082	1,243,569	1,242,058	1,259,997	1,260,813	1,250,910	1,243,689	1,235,080	1,225,410	1,224,600	1,209,480	1,200,289	1,190,884	1,165,686	1,210,335	1,207,525	1,188,911	1,187,346	1,191,744	1,196,443	1,202,146	1,184,098	1,172,430	1,155,379	1,143,596	1,141,492	1,126,897	1,124,073	1,108,791	1,103,751	1,103,993	1,101,365	1,102,971	1,102,196	1,101,568	1,096,836	1,094,372	1,096,027	1,085,486	1,083,373	1,081,447	1,083,196	1,079,156	1,070,969	1,072,984	1,061,841	1,056,869	1,059,830		1,054,959	1,052,094	1,052,176	1,037,599	1,045,726	1,037,748	1,046,830	1,054,927	1,050,965	1,047,720	1,037,282	1,014,016	1,008,324	1,004,876	992,925	988,482	978,029	984,569	979,654	971,913	968,702	977,183	959,799	976,560	988,600	1,000,000
C000026522
Account Value [Line Items]
Line Graph and Table Measure Name		Class R
Account Value		$ 12,223	12,306	12,272	12,210	12,199	11,990	12,096	11,949	11,910		11,750	11,686	11,645	11,751	11,596		11,602	11,630	11,260	10,968	10,991	11,091	11,067	11,035	11,005	11,007	10,978	10,825	10,925	10,691	10,862	10,688	10,614	10,913	11,177	10,893		11,127	11,239	11,472	11,640	11,843	11,935	11,987	11,914	11,996	12,112	12,148	12,029	12,031	12,023	12,033	12,024	12,203	12,216	12,127	12,062	11,984	11,896	11,893	11,752	11,668	11,582	11,342	11,782	11,759	11,583	11,574	11,622	11,673	11,734	11,563	11,455	11,293	11,183	11,167	11,030	11,007	10,862	10,817	10,825	10,804	10,824	10,822	10,821	10,779	10,760	10,781	10,683	10,666	10,652	10,675	10,640	10,564	10,588	10,483	10,439	10,473		10,430	10,406	10,412	10,272	10,357	10,283	10,378	10,463	10,428	10,401	10,302	10,075	10,023	9,994	9,880	9,840	9,740	9,810	9,765	9,692	9,665	9,754	9,585	9,757	9,881	10,000
C000027279
Account Value [Line Items]
Line Graph and Table Measure Name		PIMCO International Portfolio
Account Value		$ 8,118	8,005	7,930	7,880	7,777	7,765	7,901	7,845	7,820		7,734	7,704	7,631	7,520	7,496		7,582	7,569	7,508	7,508	7,349	7,263	7,238	7,066	7,091	7,066	7,103	7,300	7,422	7,385	7,145	7,084	7,023	6,918	6,834	6,894		6,865	6,601	6,757	6,769	6,649	6,493	6,338	6,601	6,781	6,553	6,505	6,685	6,769	6,793	6,793	6,769	6,517	6,398	6,469	6,457	6,386	6,445	6,266	6,278	6,230	6,254	6,505	6,961	7,368	7,092	7,102	7,254	7,172	6,716	6,949	7,194	7,378	7,576	7,471	8,098	7,924	7,994	8,720	8,998	8,906	8,836	8,732	8,605	8,570	8,686	8,778	9,056	9,045	8,790	8,744	8,894	9,045	8,744	8,859	8,836	8,558		8,651	8,894	8,964	9,160	9,103	9,160	8,929	8,917	8,929	8,882	8,813	9,241	9,103	9,230	9,299	9,554	9,577	9,516	9,450	9,351	9,385	9,656	9,468	9,821	9,641	10,000
C000027280
Account Value [Line Items]
Line Graph and Table Measure Name		PIMCO Investment Grade Credit Bond Portfolio
Account Value		$ 13,737	13,734	13,552	13,461	13,500	13,383	13,515	13,362	13,203		12,970	12,882	12,694	12,824	12,693		12,765	12,693	12,347	11,869	11,996	12,154	12,154	12,070	12,029	12,084	12,001	11,860	12,054	11,681	11,650	11,299	11,366	11,681	11,828	11,560		11,867	11,813	12,174	12,442	12,668	12,921	12,871	12,910	12,949	13,002	13,015	12,912	12,808	12,743	12,627	12,738	12,828	12,854	12,761	12,533	12,520	12,518	12,493	12,267	12,034	11,833	11,470	12,285	12,285	12,160	12,089	12,052	11,966	11,929	11,855	11,782	11,642	11,654	11,557	11,428	11,331	11,101	11,110	11,146	11,193	11,163	11,116	11,034	11,038	11,026	11,038	11,025	11,060	11,072	11,047	11,047	11,013	10,990	10,946	10,879	10,836		10,770	10,692	10,670	10,571	10,504	10,424	10,586	10,596	10,587	10,534	10,331	10,208	10,145	10,029	9,772	9,824	9,919	9,939	9,959	9,838	9,928	10,046	9,977	10,020	10,030	10,000
C000071766
Account Value [Line Items]
Line Graph and Table Measure Name		PIMCO Long Duration Credit Bond Portfolio
Account Value		$ 13,802	13,977	13,426	13,339	13,900	13,574	14,171	13,812	13,531		13,081	12,969	12,580	13,192	12,951		13,253	13,295	12,389	11,243	11,742	12,412	12,639	12,666	12,518	12,823	12,717	12,262	12,852	11,974	12,102	11,161	11,441	12,408	12,912	12,308		12,886	12,836	14,074	14,582	15,129	15,888	15,914	15,842	15,662	15,973	15,997	15,618	15,060	14,954	14,613	15,042	15,534	15,897	15,782	14,970	15,117	15,180	15,615	14,801	14,417	14,184	13,387	14,716	14,431	13,804	13,812	13,727	13,664	13,841	13,019	12,863	12,453	12,145	12,052	11,541	11,490	11,101	10,855	10,864	11,211	11,275	11,225	11,088	11,139	11,130	11,335	11,225	11,584	11,730	11,525	11,469	11,403	11,403	11,227	11,134	11,000		10,772	10,588	10,607	10,378	10,268	10,111	10,702	10,931	10,997	10,936	10,570	10,132	10,106	9,865	9,360	9,257	9,214	9,370	9,426	9,250	9,306	9,529	9,346	9,668	9,826	10,000
C000106507
Account Value [Line Items]
Line Graph and Table Measure Name		PIMCO Low Duration Portfolio
Account Value		$ 12,293	12,252	12,151	12,087	12,061	11,986	12,074	11,961	11,838		11,690	11,626	11,528	11,565	11,506		11,530	11,469	11,293	11,115	11,115	11,139	11,092	11,033	11,061	11,084	11,049	10,908	10,966	10,850	10,815	10,713	10,747	10,871	10,950	10,882		10,970	10,914	10,993	11,127	11,184	11,263	11,273	11,284	11,318	11,331	11,331	11,309	11,320	11,309	11,286	11,298	11,309	11,298	11,263	11,218	11,218	11,222	11,189	11,133	11,079	11,035	10,958	11,047	10,969	10,903	10,886	10,875	10,842	10,842	10,766	10,766	10,712	10,647	10,615	10,551	10,530	10,466	10,412	10,391	10,380	10,388	10,346	10,335	10,323	10,291	10,291	10,273	10,294	10,326	10,307	10,328	10,318	10,318	10,298	10,256	10,260		10,229	10,198	10,181	10,150	10,129	10,119	10,180	10,180	10,152	10,142	10,121	10,073	10,083	10,062	10,000	10,000	9,970	9,997	10,008	9,997	9,980	10,000	9,990	10,010	10,010	10,000
C000106508
Account Value [Line Items]
Line Graph and Table Measure Name		PIMCO Moderate Duration Portfolio
Account Value		$ 12,050	12,044	11,806	11,739	11,852	11,722	11,981	11,830	11,676		11,420	11,307	11,129	11,333	11,243		11,370	11,344	10,987	10,580	10,716	10,920	10,956	10,932	10,984	11,045	10,984	10,757	10,963	10,672	10,690	10,380	10,511	10,906	11,155	10,918		11,074	11,003	11,299	11,621	11,716	11,881	11,897	11,897	11,956	12,016	12,040	11,947	11,942	11,907	11,826	11,911	12,016	12,016	11,959	11,891	11,914	11,924	11,913	11,822	11,744	11,699	11,564	11,604	11,470	11,324	11,310	11,310	11,277	11,302	11,160	11,138	11,039	10,919	10,897	10,751	10,740	10,642	10,492	10,428	10,471	10,515	10,451	10,441	10,440	10,366	10,419	10,376	10,439	10,556	10,531	10,563	10,553	10,598	10,525	10,462	10,479		10,406	10,333	10,321	10,268	10,237	10,217	10,414	10,455	10,419	10,419	10,368	10,258	10,258	10,227	10,142	10,101	10,009	10,031	10,041	10,021	9,963	9,993	9,943	10,000	10,010	10,000
C000027281
Account Value [Line Items]
Line Graph and Table Measure Name		PIMCO Mortgage and Short-Term Investments Portfolio
Account Value		$ 11,391	11,450	10,844	10,758	11,214	10,877	11,734	11,579	11,286		10,827	10,699	10,285	10,919	10,702		11,016	11,112	10,307	9,334	9,814	10,438	10,623	10,623	10,702	10,873	10,807	10,449	10,932	10,319	10,414	9,703	9,982	11,073	11,765	11,148		11,598	11,348	12,146	12,785	12,997	13,270	13,307	13,331	13,393	13,425	13,425	13,328	13,300	13,372	13,240	13,358	13,442	13,346	13,234	13,167	13,134	13,140	13,051	12,940	12,870	12,793	12,572	12,404	12,228	12,118	12,063	12,041	11,987	11,948	11,841	11,767	11,652	11,431	11,473	11,198	11,219	11,062	10,775	10,610	10,754	10,860	10,768	10,768	10,746	10,624	10,726	10,617	10,759	11,003	10,933	10,962	10,972	10,996	10,848	10,749	10,790		10,663	10,536	10,526	10,429	10,419	10,407	10,831	10,860	10,744	10,734	10,677	10,511	10,502	10,426	10,348	10,301	10,075	10,080	10,108	10,108	10,041	10,032	9,950	10,018	10,027	10,000
C000027282
Account Value [Line Items]
Line Graph and Table Measure Name		PIMCO Municipal Portfolio
Account Value		$ 12,723	13,000	12,852	12,831	13,044	12,791	12,980	12,845	12,741		12,658	12,457	12,436	12,602	12,586		12,586	12,607	12,261	11,355	11,597	11,982	12,162	12,142	12,008	12,108	12,108	11,823	12,118	11,706	11,747	11,067	11,242	11,744	12,111	11,783		12,048	11,914	12,412	12,906	12,982	13,361	13,344	13,194	13,175	13,318	13,374	13,262	13,162	13,087	12,921	12,855	13,149	13,020	12,890	12,640	12,694	12,739	12,809	12,527	12,285	11,865	12,180	12,852	12,557	12,228	12,223	12,206	12,223	12,341	11,992	11,909	11,846	11,582	11,532	11,238	11,188	11,123	11,019	10,924	10,987	11,031	11,015	11,000	10,967	10,890	10,921	10,887	10,902	10,917	10,878	10,893	10,893	10,902	10,827	10,782	10,783		10,710	10,666	10,650	10,549	10,491	10,461	10,686	10,714	10,746	10,718	10,676	10,558	10,489	10,448	10,409	10,356	10,250	10,206	10,181	10,106	10,012	10,000	9,938	9,951	9,988	10,000
C000227285
Account Value [Line Items]
Line Graph and Table Measure Name		PIMCO Sector Fund Series – AM
Account Value		$ 10,426	10,426	10,170	10,098	10,250	10,090	10,400	10,280	10,110	$ 10,000
C000227289
Account Value [Line Items]
Line Graph and Table Measure Name		PIMCO Sector Fund Series – H
Account Value		$ 10,887	10,964	10,869	10,730	10,762	10,638	10,710	10,597	10,425		10,252	10,150	10,010	10,100	9,980	$ 10,000
C000227290
Account Value [Line Items]
Line Graph and Table Measure Name		PIMCO Sector Fund Series – I
Account Value		$ 11,193	11,224	10,956	10,878	11,068	10,904	11,166	10,988	10,827		10,547	10,467	10,264	10,510	10,379		10,506	10,495	10,055	9,524	9,701	9,953	10,005	9,974	9,955	10,068	9,986	9,719	10,004	9,596	9,651	9,210	9,280	9,760	10,050	9,740	$ 10,000
C000027283
Account Value [Line Items]
Line Graph and Table Measure Name		PIMCO Real Return Portfolio
Account Value		$ 14,131	13,985	13,515	13,262	13,664	13,595	14,065	13,758	13,610		13,248	13,114	12,782	13,170	13,059		13,336	13,270	12,782	12,268	12,454	12,899	13,137	13,148	13,245	13,587	13,598	12,984	13,337	12,920	13,187	12,796	12,555	14,229	14,942	13,944		14,725	14,999	15,575	16,020	15,724	16,342	16,286	15,982	15,697	15,897	15,933	15,222	15,025	14,737	14,375	14,411	14,891	14,767	14,479	14,207	14,367	14,436	14,172	13,614	13,365	13,185	12,512	12,762	12,583	12,119	12,071	12,042	12,071	12,329	11,856	11,812	11,659	11,321	11,292	10,961	10,990	10,756	10,647	10,569	10,789	10,951	10,862	10,951	10,849	10,787	10,812	10,643	10,826	11,021	10,809	10,785	10,688	10,809	10,630	10,534	10,684		10,684	10,589	10,572	10,480	10,296	10,308	10,695	10,798	10,629	10,708	10,573	10,208	10,355	10,276	9,915	9,780	9,577	9,756	9,767	9,700	9,771	9,917	9,827	9,922	10,034	10,000
C000187474
Account Value [Line Items]
Line Graph and Table Measure Name		PIMCO Short Asset Portfolio
Account Value		$ 12,644	12,608	12,562	12,497	12,427	12,363	12,296	12,238	12,172		12,120	12,064	11,997	11,936	11,864		11,797	11,721	11,651	11,593	11,537	11,467	11,403	11,335	11,267	11,205	11,151	11,146	11,083	11,016	10,947	10,909	10,908	10,896	10,831	10,835		10,888	10,884	10,882	10,950	10,978	10,980	10,979	10,989	10,993	10,979	10,972	10,975	10,976	10,968	10,963	10,952	10,946	10,927	10,909	10,899	10,885	10,869	10,847	10,810	10,722	10,640	10,474	10,730	10,720	10,681	10,656	10,636	10,610	10,584	10,559	10,526	10,498	10,487	10,449	10,428	10,386	10,343	10,353	10,354	10,335	10,308	10,284	10,255	10,235	10,217	10,188	10,178	10,165	10,143	10,126	10,112	10,091	10,066	10,054	10,035	10,012	$ 10,000
C000076734
Account Value [Line Items]
Line Graph and Table Measure Name		PIMCO Short-Term Floating NAV Portfolio II
Account Value		$ 12,290	12,247	12,205	12,158	12,110	12,061	12,011	11,961	11,901		11,844	11,794	11,736	11,679	11,631		11,580	11,528	11,472	11,415	11,364	11,313	11,261	11,214	11,163	11,115	11,071	11,027	10,988	10,940	10,899	10,861	10,838	10,818	10,798	10,783		10,777	10,771	10,768	10,768	10,768	10,769	10,768	10,768	10,769	10,767	10,767	10,766	10,767	10,766	10,765	10,765	10,764	10,763	10,761	10,759	10,759	10,757	10,754	10,750	10,741	10,722	10,671	10,718	10,703	10,683	10,667	10,651	10,632	10,613	10,590	10,567	10,546	10,522	10,498	10,475	10,453	10,427	10,406	10,386	10,366	10,349	10,329	10,310	10,293	10,274	10,257	10,241	10,230	10,216	10,205	10,195	10,184	10,173	10,161	10,150	10,140		10,131	10,122	10,115	10,106	10,096	10,088	10,083	10,077	10,069	10,063	10,055	10,049	10,044	10,037	10,031	10,025	10,019	10,017	10,015	10,011	10,010	10,009	10,006	10,004	10,002	10,000
C000113894
Account Value [Line Items]
Line Graph and Table Measure Name		PIMCO Short-Term Floating NAV Portfolio III
Account Value		$ 12,389	12,349	12,305	12,258	12,206	12,156	12,107	12,054	11,991		11,933	11,882	11,821	11,769	11,717		11,655	11,611	11,552	11,498	11,442	11,391	11,338	11,291	11,237	11,189	11,146	11,099	11,060	11,014	10,971	10,933	10,906	10,884	10,866	10,840		10,832	10,829	10,825	10,828	10,826	10,827	10,821	10,820	10,822	10,818	10,818	10,816	10,815	10,812	10,809	10,808	10,806	10,804	10,800	10,798	10,797	10,794	10,791	10,785	10,777	10,764	10,729	10,799	10,782	10,763	10,745	10,728	10,708	10,687	10,663	10,640	10,618	10,592	10,569	10,543	10,521	10,494	10,470	10,450	10,430	10,412	10,391	10,371	10,351	10,332	10,314	10,296	10,285	10,271	10,256	10,245	10,232	10,220	10,208	10,197	10,185		10,174	10,165	10,156	10,146	10,136	10,127	10,118	10,111	10,101	10,093	10,083	10,074	10,068	10,059	10,048	10,042	10,034	10,029	10,027	10,020	10,018	10,018	10,011	10,010	10,004	10,000
C000027273
Account Value [Line Items]
Line Graph and Table Measure Name		PIMCO Short-Term Portfolio
Account Value		$ 13,904	13,840	13,748	13,626	13,580	13,400	13,415	13,338	13,221		13,059	13,010	12,866	12,866	12,724		12,696	12,569	12,376	12,141	12,210	12,224	12,196	12,100	11,986	11,945	11,864	11,954	11,941	11,728	11,594	11,515	11,594	11,797	11,824	11,732		11,860	11,873	11,925	12,055	12,146	12,159	12,156	12,182	12,182	12,142	12,116	12,103	12,107	12,132	12,107	12,111	12,098	12,021	11,961	11,910	11,885	11,861	11,773	11,698	11,595	11,470	11,308	11,742	11,718	11,680	11,644	11,631	11,595	11,562	11,550	11,538	11,484	11,436	11,388	11,347	11,311	11,239	11,205	11,181	11,181	11,147	11,100	11,065	11,045	10,998	10,975	10,948	10,937	10,925	10,900	10,878	10,855	10,819	10,751	10,706	10,660		10,604	10,560	10,537	10,493	10,448	10,421	10,410	10,366	10,316	10,272	10,218	10,191	10,180	10,115	10,073	10,127	10,138	10,131	10,120	10,088	10,059	10,059	10,059	10,042	10,021	10,000
C000027275
Account Value [Line Items]
Line Graph and Table Measure Name		PIMCO U.S. Government and Short-Term Investments Portfolio
Account Value		$ 10,051	10,081	9,481	9,370	9,970	9,737	10,342	10,095	9,895		9,432	9,250	8,974	9,571	9,450		9,755	9,876	9,156	8,374	8,765	9,356	9,550	9,685	9,888	10,112	9,978	9,216	9,913	9,142	9,476	8,759	9,257	10,305	11,251	10,727		10,852	10,910	11,895	12,878	13,081	13,659	13,832	13,531	13,517	13,897	13,969	13,499	13,152	13,109	12,840	13,429	14,052	14,392	14,478	14,345	14,707	14,620	15,027	14,596	14,475	14,523	14,439	13,496	12,698	11,948	12,170	12,298	12,357	12,774	11,659	11,764	11,486	10,630	10,757	10,121	10,294	10,202	9,538	9,335	9,459	9,741	9,595	9,718	9,709	9,564	9,765	9,582	9,749	10,061	10,000	10,034	10,045	10,291	10,004	9,971	9,942		9,799	9,634	9,626	9,495	9,353	9,306	9,826	10,032	10,054	10,194	10,043	9,678	9,657	9,678	9,635	9,560	9,442	9,375	9,459	9,564	9,478	9,582	9,354	9,576	9,772	10,000
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,564	11,560	11,311	11,251	11,438	11,319	11,606	11,453	11,291		11,033	10,930	10,747	11,026	10,925		11,082	11,112	10,702	10,239	10,403	10,674	10,743	10,750	10,789	10,908	10,842	10,573	10,854	10,530	10,578	10,202	10,336	10,803	11,117	10,852		11,025	10,954	11,386	11,712	11,844	12,105	12,136	12,100	12,103	12,209	12,232	12,097	12,013	11,974	11,880	12,030	12,206	12,294	12,277	12,158	12,213	12,219	12,319	12,137	12,062	12,006	11,796	11,866	11,656	11,436	11,444	11,450	11,415	11,476	11,187	11,162	11,024	10,831	10,829	10,625	10,631	10,519	10,329	10,268	10,350	10,417	10,350	10,348	10,360	10,287	10,364	10,298	10,397	10,518	10,470	10,483	10,477	10,527	10,434	10,389	10,399		10,320	10,241	10,246	10,178	10,158	10,144	10,389	10,470	10,476	10,488	10,422	10,238	10,235	10,196	10,103	10,032	9,896	9,928	9,954	9,953	9,886	9,900	9,832	9,940	9,964	10,000
PIMCO INDEX: Bloomberg Global Aggregate (USD Hedged) Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Account Value		$ 12,120	12,171	12,026	11,980	12,072	11,931	12,094	11,956	11,826		11,602	11,502	11,401	11,588	11,484		11,564	11,586	11,228	10,854	10,932	11,124	11,138	11,134	11,141	11,185	11,128	10,886	11,063	10,814	10,943	10,671	10,707	11,063	11,359	11,077		11,248	11,263	11,574	11,829	11,989	12,180	12,230	12,143	12,175	12,291	12,316	12,164	12,105	12,078	12,047	12,095	12,286	12,352	12,314	12,244	12,243	12,199	12,288	12,155	12,095	12,060	11,868	12,056	11,910	11,699	11,723	11,737	11,757	11,812	11,550	11,460	11,301	11,141	11,134	10,938	10,925	10,811	10,657	10,605	10,626	10,667	10,634	10,631	10,611	10,572	10,611	10,524	10,548	10,624	10,600	10,583	10,539	10,588	10,492	10,458	10,487		10,426	10,356	10,361	10,273	10,311	10,282	10,455	10,557	10,559	10,564	10,501	10,305	10,262	10,244	10,161	10,064	9,919	9,946	9,941	9,909	9,851	9,877	9,780	9,903	9,944	10,000
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,564	11,560	11,311	11,251	11,438	11,319	11,606	11,453	11,291		11,033	10,930	10,747	11,026	10,925		11,082	11,112	10,702	10,239	10,403	10,674	10,743	10,750	10,789	10,908	10,842	10,573	10,854	10,530	10,578	10,202	10,336	10,803	11,117	10,852		11,025	10,954	11,386	11,712	11,844	12,105	12,136	12,100	12,103	12,209	12,232	12,097	12,013	11,974	11,880	12,030	12,206	12,294	12,277	12,158	12,213	12,219	12,319	12,137	12,062	12,006	11,796	11,866	11,656	11,436	11,444	11,450	11,415	11,476	11,187	11,162	11,024	10,831	10,829	10,625	10,631	10,519	10,329	10,268	10,350	10,417	10,350	10,348	10,360	10,287	10,364	10,298	10,397	10,518	10,470	10,483	10,477	10,527	10,434	10,389	10,399		10,320	10,241	10,246	10,178	10,158	10,144	10,389	10,470	10,476	10,488	10,422	10,238	10,235	10,196	10,103	10,032	9,896	9,928	9,954	9,953	9,886	9,900	9,832	9,940	9,964	10,000
PIMCO INDEX: Bloomberg Global Aggregate ex-USD (USD Hedged) Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate ex-USD (USD Hedged) Index
Account Value		$ 12,444	12,545	12,497	12,465	12,475	12,312	12,373	12,248	12,151		11,957	11,860	11,833	11,943	11,839		11,856	11,874	11,560	11,267	11,270	11,399	11,367	11,359	11,340	11,323	11,276	11,054	11,149	10,963	11,170	10,998	10,943	11,199	11,491	11,190		11,354	11,438	11,657	11,851	12,014	12,149	12,215	12,089	12,140	12,264	12,294	12,130	12,090	12,075	12,087	12,064	12,267	12,321	12,272	12,244	12,206	12,124	12,211	12,124	12,085	12,083	11,914	12,154	12,058	11,854	11,896	11,918	11,987	12,037	11,800	11,657	11,487	11,351	11,346	11,157	11,132	11,020	10,893	10,846	10,815	10,837	10,832	10,833	10,786	10,771	10,782	10,673	10,639	10,681	10,676	10,635	10,562	10,611	10,514	10,490	10,536		10,492	10,429	10,436	10,333	10,423	10,384	10,498	10,621	10,619	10,623	10,565	10,357	10,283	10,285	10,213	10,093	9,936	9,959	9,929	9,877	9,820	9,855	9,733	9,868	9,924	10,000
PIMCO INDEX: Bloomberg Global Aggregate ex-USD (USD Hedged) Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate ex-USD (USD Hedged) Index
Account Value		$ 1,244,356	1,254,510	1,249,658	1,246,471	1,247,450	1,231,192	1,237,289	1,224,809	1,215,082		1,195,652	1,185,969	1,183,323	1,194,340	1,183,903		1,185,639	1,187,439	1,155,972	1,126,689	1,127,017	1,139,906	1,136,737	1,135,884	1,134,023	1,132,344	1,127,616	1,105,427	1,114,854	1,096,275	1,117,004	1,099,795	1,094,279	1,119,923	1,149,081	1,118,963		1,135,370	1,143,768	1,165,686	1,185,079	1,201,381	1,214,890	1,221,526	1,208,876	1,214,035	1,226,417	1,229,373	1,212,958	1,209,017	1,207,460	1,208,737	1,206,394	1,226,715	1,232,127	1,227,197	1,224,352	1,220,602	1,212,397	1,221,103	1,212,396	1,208,536	1,208,290	1,191,418	1,215,388	1,205,752	1,185,424	1,189,563	1,191,805	1,198,738	1,203,729	1,179,977	1,165,742	1,148,673	1,135,073	1,134,592	1,115,669	1,113,190	1,101,988	1,089,333	1,084,606	1,081,513	1,083,734	1,083,162	1,083,308	1,078,647	1,077,101	1,078,152	1,067,315	1,063,886	1,068,144	1,067,641	1,063,529	1,056,177	1,061,145	1,051,403	1,049,008	1,053,640		1,049,165	1,042,900	1,043,552	1,033,340	1,042,276	1,038,388	1,049,820	1,062,067	1,061,874	1,062,283	1,056,494	1,035,728	1,028,260	1,028,516	1,021,256	1,009,345	993,627	995,886	992,904	987,706	982,036	985,467	973,331	986,756	992,358	1,000,000
PIMCO INDEX: Bloomberg Global Aggregate ex-USD (USD Hedged) Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate ex-USD (USD Hedged) Index
Account Value		$ 12,444	12,545	12,497	12,465	12,475	12,312	12,373	12,248	12,151		11,957	11,860	11,833	11,943	11,839		11,856	11,874	11,560	11,267	11,270	11,399	11,367	11,359	11,340	11,323	11,276	11,054	11,149	10,963	11,170	10,998	10,943	11,199	11,491	11,190		11,354	11,438	11,657	11,851	12,014	12,149	12,215	12,089	12,140	12,264	12,294	12,130	12,090	12,075	12,087	12,064	12,267	12,321	12,272	12,244	12,206	12,124	12,211	12,124	12,085	12,083	11,914	12,154	12,058	11,854	11,896	11,918	11,987	12,037	11,800	11,657	11,487	11,351	11,346	11,157	11,132	11,020	10,893	10,846	10,815	10,837	10,832	10,833	10,786	10,771	10,782	10,673	10,639	10,681	10,676	10,635	10,562	10,611	10,514	10,490	10,536		10,492	10,429	10,436	10,333	10,423	10,384	10,498	10,621	10,619	10,623	10,565	10,357	10,283	10,285	10,213	10,093	9,936	9,959	9,929	9,877	9,820	9,855	9,733	9,868	9,924	10,000
PIMCO INDEX: Bloomberg Global Aggregate ex-USD (USD Hedged) Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate ex-USD (USD Hedged) Index
Account Value		$ 1,244,356	1,254,510	1,249,658	1,246,471	1,247,450	1,231,192	1,237,289	1,224,809	1,215,082		1,195,652	1,185,969	1,183,323	1,194,340	1,183,903		1,185,639	1,187,439	1,155,972	1,126,689	1,127,017	1,139,906	1,136,737	1,135,884	1,134,023	1,132,344	1,127,616	1,105,427	1,114,854	1,096,275	1,117,004	1,099,795	1,094,279	1,119,923	1,149,081	1,118,963		1,135,370	1,143,768	1,165,686	1,185,079	1,201,381	1,214,890	1,221,526	1,208,876	1,214,035	1,226,417	1,229,373	1,212,958	1,209,017	1,207,460	1,208,737	1,206,394	1,226,715	1,232,127	1,227,197	1,224,352	1,220,602	1,212,397	1,221,103	1,212,396	1,208,536	1,208,290	1,191,418	1,215,388	1,205,752	1,185,424	1,189,563	1,191,805	1,198,738	1,203,729	1,179,977	1,165,742	1,148,673	1,135,073	1,134,592	1,115,669	1,113,190	1,101,988	1,089,333	1,084,606	1,081,513	1,083,734	1,083,162	1,083,308	1,078,647	1,077,101	1,078,152	1,067,315	1,063,886	1,068,144	1,067,641	1,063,529	1,056,177	1,061,145	1,051,403	1,049,008	1,053,640		1,049,165	1,042,900	1,043,552	1,033,340	1,042,276	1,038,388	1,049,820	1,062,067	1,061,874	1,062,283	1,056,494	1,035,728	1,028,260	1,028,516	1,021,256	1,009,345	993,627	995,886	992,904	987,706	982,036	985,467	973,331	986,756	992,358	1,000,000
PIMCO INDEX: Bloomberg Global Aggregate ex-USD (USD Hedged) Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate ex-USD (USD Hedged) Index
Account Value		$ 1,244,356	1,254,510	1,249,658	1,246,471	1,247,450	1,231,192	1,237,289	1,224,809	1,215,082		1,195,652	1,185,969	1,183,323	1,194,340	1,183,903		1,185,639	1,187,439	1,155,972	1,126,689	1,127,017	1,139,906	1,136,737	1,135,884	1,134,023	1,132,344	1,127,616	1,105,427	1,114,854	1,096,275	1,117,004	1,099,795	1,094,279	1,119,923	1,149,081	1,118,963		1,135,370	1,143,768	1,165,686	1,185,079	1,201,381	1,214,890	1,221,526	1,208,876	1,214,035	1,226,417	1,229,373	1,212,958	1,209,017	1,207,460	1,208,737	1,206,394	1,226,715	1,232,127	1,227,197	1,224,352	1,220,602	1,212,397	1,221,103	1,212,396	1,208,536	1,208,290	1,191,418	1,215,388	1,205,752	1,185,424	1,189,563	1,191,805	1,198,738	1,203,729	1,179,977	1,165,742	1,148,673	1,135,073	1,134,592	1,115,669	1,113,190	1,101,988	1,089,333	1,084,606	1,081,513	1,083,734	1,083,162	1,083,308	1,078,647	1,077,101	1,078,152	1,067,315	1,063,886	1,068,144	1,067,641	1,063,529	1,056,177	1,061,145	1,051,403	1,049,008	1,053,640		1,049,165	1,042,900	1,043,552	1,033,340	1,042,276	1,038,388	1,049,820	1,062,067	1,061,874	1,062,283	1,056,494	1,035,728	1,028,260	1,028,516	1,021,256	1,009,345	993,627	995,886	992,904	987,706	982,036	985,467	973,331	986,756	992,358	1,000,000
PIMCO INDEX: Bloomberg Global Aggregate ex-USD (USD Hedged) Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate ex-USD (USD Hedged) Index
Account Value		$ 1,244,356	1,254,510	1,249,658	1,246,471	1,247,450	1,231,192	1,237,289	1,224,809	1,215,082		1,195,652	1,185,969	1,183,323	1,194,340	1,183,903		1,185,639	1,187,439	1,155,972	1,126,689	1,127,017	1,139,906	1,136,737	1,135,884	1,134,023	1,132,344	1,127,616	1,105,427	1,114,854	1,096,275	1,117,004	1,099,795	1,094,279	1,119,923	1,149,081	1,118,963		1,135,370	1,143,768	1,165,686	1,185,079	1,201,381	1,214,890	1,221,526	1,208,876	1,214,035	1,226,417	1,229,373	1,212,958	1,209,017	1,207,460	1,208,737	1,206,394	1,226,715	1,232,127	1,227,197	1,224,352	1,220,602	1,212,397	1,221,103	1,212,396	1,208,536	1,208,290	1,191,418	1,215,388	1,205,752	1,185,424	1,189,563	1,191,805	1,198,738	1,203,729	1,179,977	1,165,742	1,148,673	1,135,073	1,134,592	1,115,669	1,113,190	1,101,988	1,089,333	1,084,606	1,081,513	1,083,734	1,083,162	1,083,308	1,078,647	1,077,101	1,078,152	1,067,315	1,063,886	1,068,144	1,067,641	1,063,529	1,056,177	1,061,145	1,051,403	1,049,008	1,053,640		1,049,165	1,042,900	1,043,552	1,033,340	1,042,276	1,038,388	1,049,820	1,062,067	1,061,874	1,062,283	1,056,494	1,035,728	1,028,260	1,028,516	1,021,256	1,009,345	993,627	995,886	992,904	987,706	982,036	985,467	973,331	986,756	992,358	1,000,000
PIMCO INDEX: Bloomberg Global Aggregate ex-USD (USD Hedged) Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate ex-USD (USD Hedged) Index
Account Value		$ 12,444	12,545	12,497	12,465	12,475	12,312	12,373	12,248	12,151		11,957	11,860	11,833	11,943	11,839		11,856	11,874	11,560	11,267	11,270	11,399	11,367	11,359	11,340	11,323	11,276	11,054	11,149	10,963	11,170	10,998	10,943	11,199	11,491	11,190		11,354	11,438	11,657	11,851	12,014	12,149	12,215	12,089	12,140	12,264	12,294	12,130	12,090	12,075	12,087	12,064	12,267	12,321	12,272	12,244	12,206	12,124	12,211	12,124	12,085	12,083	11,914	12,154	12,058	11,854	11,896	11,918	11,987	12,037	11,800	11,657	11,487	11,351	11,346	11,157	11,132	11,020	10,893	10,846	10,815	10,837	10,832	10,833	10,786	10,771	10,782	10,673	10,639	10,681	10,676	10,635	10,562	10,611	10,514	10,490	10,536		10,492	10,429	10,436	10,333	10,423	10,384	10,498	10,621	10,619	10,623	10,565	10,357	10,283	10,285	10,213	10,093	9,936	9,959	9,929	9,877	9,820	9,855	9,733	9,868	9,924	10,000
PIMCO INDEX: Bloomberg Global Aggregate ex-USD (USD Hedged) Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate ex-USD (USD Hedged) Index
Account Value		$ 12,444	12,545	12,497	12,465	12,475	12,312	12,373	12,248	12,151		11,957	11,860	11,833	11,943	11,839		11,856	11,874	11,560	11,267	11,270	11,399	11,367	11,359	11,340	11,323	11,276	11,054	11,149	10,963	11,170	10,998	10,943	11,199	11,491	11,190		11,354	11,438	11,657	11,851	12,014	12,149	12,215	12,089	12,140	12,264	12,294	12,130	12,090	12,075	12,087	12,064	12,267	12,321	12,272	12,244	12,206	12,124	12,211	12,124	12,085	12,083	11,914	12,154	12,058	11,854	11,896	11,918	11,987	12,037	11,800	11,657	11,487	11,351	11,346	11,157	11,132	11,020	10,893	10,846	10,815	10,837	10,832	10,833	10,786	10,771	10,782	10,673	10,639	10,681	10,676	10,635	10,562	10,611	10,514	10,490	10,536		10,492	10,429	10,436	10,333	10,423	10,384	10,498	10,621	10,619	10,623	10,565	10,357	10,283	10,285	10,213	10,093	9,936	9,959	9,929	9,877	9,820	9,855	9,733	9,868	9,924	10,000
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,564	11,560	11,311	11,251	11,438	11,319	11,606	11,453	11,291		11,033	10,930	10,747	11,026	10,925		11,082	11,112	10,702	10,239	10,403	10,674	10,743	10,750	10,789	10,908	10,842	10,573	10,854	10,530	10,578	10,202	10,336	10,803	11,117	10,852		11,025	10,954	11,386	11,712	11,844	12,105	12,136	12,100	12,103	12,209	12,232	12,097	12,013	11,974	11,880	12,030	12,206	12,294	12,277	12,158	12,213	12,219	12,319	12,137	12,062	12,006	11,796	11,866	11,656	11,436	11,444	11,450	11,415	11,476	11,187	11,162	11,024	10,831	10,829	10,625	10,631	10,519	10,329	10,268	10,350	10,417	10,350	10,348	10,360	10,287	10,364	10,298	10,397	10,518	10,470	10,483	10,477	10,527	10,434	10,389	10,399		10,320	10,241	10,246	10,178	10,158	10,144	10,389	10,470	10,476	10,488	10,422	10,238	10,235	10,196	10,103	10,032	9,896	9,928	9,954	9,953	9,886	9,900	9,832	9,940	9,964	10,000
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,564	11,560	11,311	11,251	11,438	11,319	11,606	11,453	11,291		11,033	10,930	10,747	11,026	10,925		11,082	11,112	10,702	10,239	10,403	10,674	10,743	10,750	10,789	10,908	10,842	10,573	10,854	10,530	10,578	10,202	10,336	10,803	11,117	10,852		11,025	10,954	11,386	11,712	11,844	12,105	12,136	12,100	12,103	12,209	12,232	12,097	12,013	11,974	11,880	12,030	12,206	12,294	12,277	12,158	12,213	12,219	12,319	12,137	12,062	12,006	11,796	11,866	11,656	11,436	11,444	11,450	11,415	11,476	11,187	11,162	11,024	10,831	10,829	10,625	10,631	10,519	10,329	10,268	10,350	10,417	10,350	10,348	10,360	10,287	10,364	10,298	10,397	10,518	10,470	10,483	10,477	10,527	10,434	10,389	10,399		10,320	10,241	10,246	10,178	10,158	10,144	10,389	10,470	10,476	10,488	10,422	10,238	10,235	10,196	10,103	10,032	9,896	9,928	9,954	9,953	9,886	9,900	9,832	9,940	9,964	10,000
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,564	11,560	11,311	11,251	11,438	11,319	11,606	11,453	11,291		11,033	10,930	10,747	11,026	10,925		11,082	11,112	10,702	10,239	10,403	10,674	10,743	10,750	10,789	10,908	10,842	10,573	10,854	10,530	10,578	10,202	10,336	10,803	11,117	10,852		11,025	10,954	11,386	11,712	11,844	12,105	12,136	12,100	12,103	12,209	12,232	12,097	12,013	11,974	11,880	12,030	12,206	12,294	12,277	12,158	12,213	12,219	12,319	12,137	12,062	12,006	11,796	11,866	11,656	11,436	11,444	11,450	11,415	11,476	11,187	11,162	11,024	10,831	10,829	10,625	10,631	10,519	10,329	10,268	10,350	10,417	10,350	10,348	10,360	10,287	10,364	10,298	10,397	10,518	10,470	10,483	10,477	10,527	10,434	10,389	10,399		10,320	10,241	10,246	10,178	10,158	10,144	10,389	10,470	10,476	10,488	10,422	10,238	10,235	10,196	10,103	10,032	9,896	9,928	9,954	9,953	9,886	9,900	9,832	9,940	9,964	10,000
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,564	11,560	11,311	11,251	11,438	11,319	11,606	11,453	11,291		11,033	10,930	10,747	11,026	10,925		11,082	11,112	10,702	10,239	10,403	10,674	10,743	10,750	10,789	10,908	10,842	10,573	10,854	10,530	10,578	10,202	10,336	10,803	11,117	10,852		11,025	10,954	11,386	11,712	11,844	12,105	12,136	12,100	12,103	12,209	12,232	12,097	12,013	11,974	11,880	12,030	12,206	12,294	12,277	12,158	12,213	12,219	12,319	12,137	12,062	12,006	11,796	11,866	11,656	11,436	11,444	11,450	11,415	11,476	11,187	11,162	11,024	10,831	10,829	10,625	10,631	10,519	10,329	10,268	10,350	10,417	10,350	10,348	10,360	10,287	10,364	10,298	10,397	10,518	10,470	10,483	10,477	10,527	10,434	10,389	10,399		10,320	10,241	10,246	10,178	10,158	10,144	10,389	10,470	10,476	10,488	10,422	10,238	10,235	10,196	10,103	10,032	9,896	9,928	9,954	9,953	9,886	9,900	9,832	9,940	9,964	10,000
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,564	11,560	11,311	11,251	11,438	11,319	11,606	11,453	11,291		11,033	10,930	10,747	11,026	10,925		11,082	11,112	10,702	10,239	10,403	10,674	10,743	10,750	10,789	10,908	10,842	10,573	10,854	10,530	10,578	10,202	10,336	10,803	11,117	10,852		11,025	10,954	11,386	11,712	11,844	12,105	12,136	12,100	12,103	12,209	12,232	12,097	12,013	11,974	11,880	12,030	12,206	12,294	12,277	12,158	12,213	12,219	12,319	12,137	12,062	12,006	11,796	11,866	11,656	11,436	11,444	11,450	11,415	11,476	11,187	11,162	11,024	10,831	10,829	10,625	10,631	10,519	10,329	10,268	10,350	10,417	10,350	10,348	10,360	10,287	10,364	10,298	10,397	10,518	10,470	10,483	10,477	10,527	10,434	10,389	10,399		10,320	10,241	10,246	10,178	10,158	10,144	10,389	10,470	10,476	10,488	10,422	10,238	10,235	10,196	10,103	10,032	9,896	9,928	9,954	9,953	9,886	9,900	9,832	9,940	9,964	10,000
PIMCO INDEX: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Account Value		$ 12,341	12,554	12,431	12,369	12,552	12,338	12,521	12,398	12,301		12,190	12,006	12,042	12,193	12,193		12,177	12,240	11,962	11,248	11,344	11,687	11,858	11,811	11,694	11,796	11,823	11,566	11,834	11,504	11,471	10,958	11,050	11,491	11,749	11,446		11,637	11,466	11,793	12,188	12,231	12,576	12,555	12,449	12,486	12,577	12,623	12,519	12,485	12,448	12,344	12,269	12,467	12,388	12,313	12,130	12,166	12,164	12,221	12,019	11,920	11,553	11,700	12,140	11,986	11,774	11,738	11,709	11,688	11,782	11,599	11,507	11,464	11,308	11,266	11,091	11,032	10,949	10,819	10,701	10,767	10,837	10,810	10,784	10,774	10,652	10,691	10,651	10,683	10,810	10,699	10,756	10,730	10,785	10,703	10,617	10,656		10,489	10,414	10,391	10,319	10,252	10,133	10,525	10,637	10,690	10,676	10,669	10,502	10,474	10,398	10,365	10,348	10,226	10,155	10,115	10,075	10,002	9,983	9,911	9,920	9,948	10,000
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 10,356	10,352	10,129	10,076	10,243	10,136	10,394	10,257	10,111	10,000
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 10,635	10,631	10,402	10,347	10,519	10,409	10,674	10,533	10,383		10,146	10,051	9,884	10,140	10,047	10,000
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 10,513	10,509	10,283	10,229	10,399	10,290	10,552	10,413	10,265		10,031	9,937	9,771	10,024	9,933		10,075	10,103	9,730	9,309	9,458	9,705	9,767	9,774	9,809	9,917	9,857	9,613	9,868	9,573	9,617	9,276	9,397	9,822	10,107	9,866	10,000
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,564	11,560	11,311	11,251	11,438	11,319	11,606	11,453	11,291		11,033	10,930	10,747	11,026	10,925		11,082	11,112	10,702	10,239	10,403	10,674	10,743	10,750	10,789	10,908	10,842	10,573	10,854	10,530	10,578	10,202	10,336	10,803	11,117	10,852		11,025	10,954	11,386	11,712	11,844	12,105	12,136	12,100	12,103	12,209	12,232	12,097	12,013	11,974	11,880	12,030	12,206	12,294	12,277	12,158	12,213	12,219	12,319	12,137	12,062	12,006	11,796	11,866	11,656	11,436	11,444	11,450	11,415	11,476	11,187	11,162	11,024	10,831	10,829	10,625	10,631	10,519	10,329	10,268	10,350	10,417	10,350	10,348	10,360	10,287	10,364	10,298	10,397	10,518	10,470	10,483	10,477	10,527	10,434	10,389	10,399		10,320	10,241	10,246	10,178	10,158	10,144	10,389	10,470	10,476	10,488	10,422	10,238	10,235	10,196	10,103	10,032	9,896	9,928	9,954	9,953	9,886	9,900	9,832	9,940	9,964	10,000
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,230	11,226	10,984	10,926	11,108	10,992	11,271	11,122	10,965		10,714	10,614	10,437	10,707	10,609		10,761	10,791	10,393	9,943	10,102	10,366	10,432	10,440	10,477	10,592	10,529	10,268	10,540	10,226	10,272	9,908	10,038	10,491	10,796	10,538		10,706	10,638	11,057	11,373	11,502	11,755	11,785	11,750	11,754	11,856	11,879	11,748	11,666	11,628	11,536	11,682	11,854	11,939	11,923	11,807	11,860	11,866	11,963	11,787	11,713	11,659	11,455	11,523	11,319	11,105	11,113	11,119	11,085	11,145	10,863	10,840	10,705	10,518	10,516	10,318	10,324	10,215	10,031	9,971	10,051	10,116	10,051	10,049	10,061	9,990	10,065	10,001	10,096	10,214	10,167	10,180	10,174	10,223	10,132	10,089	10,099	10,000
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,564	11,560	11,311	11,251	11,438	11,319	11,606	11,453	11,291		11,033	10,930	10,747	11,026	10,925		11,082	11,112	10,702	10,239	10,403	10,674	10,743	10,750	10,789	10,908	10,842	10,573	10,854	10,530	10,578	10,202	10,336	10,803	11,117	10,852		11,025	10,954	11,386	11,712	11,844	12,105	12,136	12,100	12,103	12,209	12,232	12,097	12,013	11,974	11,880	12,030	12,206	12,294	12,277	12,158	12,213	12,219	12,319	12,137	12,062	12,006	11,796	11,866	11,656	11,436	11,444	11,450	11,415	11,476	11,187	11,162	11,024	10,831	10,829	10,625	10,631	10,519	10,329	10,268	10,350	10,417	10,350	10,348	10,360	10,287	10,364	10,298	10,397	10,518	10,470	10,483	10,477	10,527	10,434	10,389	10,399		10,320	10,241	10,246	10,178	10,158	10,144	10,389	10,470	10,476	10,488	10,422	10,238	10,235	10,196	10,103	10,032	9,896	9,928	9,954	9,953	9,886	9,900	9,832	9,940	9,964	10,000
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,564	11,560	11,311	11,251	11,438	11,319	11,606	11,453	11,291		11,033	10,930	10,747	11,026	10,925		11,082	11,112	10,702	10,239	10,403	10,674	10,743	10,750	10,789	10,908	10,842	10,573	10,854	10,530	10,578	10,202	10,336	10,803	11,117	10,852		11,025	10,954	11,386	11,712	11,844	12,105	12,136	12,100	12,103	12,209	12,232	12,097	12,013	11,974	11,880	12,030	12,206	12,294	12,277	12,158	12,213	12,219	12,319	12,137	12,062	12,006	11,796	11,866	11,656	11,436	11,444	11,450	11,415	11,476	11,187	11,162	11,024	10,831	10,829	10,625	10,631	10,519	10,329	10,268	10,350	10,417	10,350	10,348	10,360	10,287	10,364	10,298	10,397	10,518	10,470	10,483	10,477	10,527	10,434	10,389	10,399		10,320	10,241	10,246	10,178	10,158	10,144	10,389	10,470	10,476	10,488	10,422	10,238	10,235	10,196	10,103	10,032	9,896	9,928	9,954	9,953	9,886	9,900	9,832	9,940	9,964	10,000
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,564	11,560	11,311	11,251	11,438	11,319	11,606	11,453	11,291		11,033	10,930	10,747	11,026	10,925		11,082	11,112	10,702	10,239	10,403	10,674	10,743	10,750	10,789	10,908	10,842	10,573	10,854	10,530	10,578	10,202	10,336	10,803	11,117	10,852		11,025	10,954	11,386	11,712	11,844	12,105	12,136	12,100	12,103	12,209	12,232	12,097	12,013	11,974	11,880	12,030	12,206	12,294	12,277	12,158	12,213	12,219	12,319	12,137	12,062	12,006	11,796	11,866	11,656	11,436	11,444	11,450	11,415	11,476	11,187	11,162	11,024	10,831	10,829	10,625	10,631	10,519	10,329	10,268	10,350	10,417	10,350	10,348	10,360	10,287	10,364	10,298	10,397	10,518	10,470	10,483	10,477	10,527	10,434	10,389	10,399		10,320	10,241	10,246	10,178	10,158	10,144	10,389	10,470	10,476	10,488	10,422	10,238	10,235	10,196	10,103	10,032	9,896	9,928	9,954	9,953	9,886	9,900	9,832	9,940	9,964	10,000
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Account Value		$ 11,564	11,560	11,311	11,251	11,438	11,319	11,606	11,453	11,291		11,033	10,930	10,747	11,026	10,925		11,082	11,112	10,702	10,239	10,403	10,674	10,743	10,750	10,789	10,908	10,842	10,573	10,854	10,530	10,578	10,202	10,336	10,803	11,117	10,852		11,025	10,954	11,386	11,712	11,844	12,105	12,136	12,100	12,103	12,209	12,232	12,097	12,013	11,974	11,880	12,030	12,206	12,294	12,277	12,158	12,213	12,219	12,319	12,137	12,062	12,006	11,796	11,866	11,656	11,436	11,444	11,450	11,415	11,476	11,187	11,162	11,024	10,831	10,829	10,625	10,631	10,519	10,329	10,268	10,350	10,417	10,350	10,348	10,360	10,287	10,364	10,298	10,397	10,518	10,470	10,483	10,477	10,527	10,434	10,389	10,399		10,320	10,241	10,246	10,178	10,158	10,144	10,389	10,470	10,476	10,488	10,422	10,238	10,235	10,196	10,103	10,032	9,896	9,928	9,954	9,953	9,886	9,900	9,832	9,940	9,964	10,000
PIMCO INDEX: Bloomberg Asset-Backed Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Asset-Backed Securities Index
Account Value		$ 12,407	12,379	12,260	12,220	12,227	12,141	12,227	12,108	11,992		11,830	11,752	11,644	11,716	11,658		11,691	11,637	11,419	11,227	11,245	11,294	11,265	11,218	11,249	11,287	11,231	11,087	11,182	11,026	10,954	10,846	10,938	11,067	11,140	11,087		11,138	11,104	11,189	11,384	11,456	11,521	11,540	11,547	11,587	11,604	11,605	11,581	11,584	11,558	11,542	11,561	11,577	11,560	11,538	11,520	11,519	11,504	11,476	11,428	11,307	11,185	11,037	11,271	11,171	11,061	11,049	11,048	11,018	11,034	10,915	10,917	10,871	10,766	10,738	10,661	10,631	10,581	10,498	10,459	10,451	10,455	10,410	10,400	10,395	10,353	10,357	10,339	10,367	10,397	10,395	10,404	10,398	10,422	10,383	10,355	10,362		10,325	10,293	10,274	10,260	10,238	10,253	10,306	10,310	10,283	10,281	10,290	10,205	10,196	10,171	10,159	10,137	10,035	10,054	10,069	10,092	10,046	10,036	10,017	10,023	10,008	10,000
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Account Value		$ 12,074	12,029	11,988	11,942	11,895	11,848	11,797	11,746	11,692		11,638	11,586	11,532	11,480	11,428		11,378	11,325	11,272	11,221	11,168	11,118	11,067	11,016	10,970	10,923	10,880	10,837	10,799	10,759	10,723	10,693	10,666	10,645	10,630	10,619		10,611	10,606	10,603	10,602	10,601	10,600	10,600	10,599	10,599	10,599	10,598	10,598	10,598	10,598	10,597	10,597	10,596	10,595	10,595	10,594	10,593	10,592	10,591	10,589	10,588	10,584	10,575	10,562	10,548	10,534	10,519	10,504	10,486	10,468	10,448	10,427	10,406	10,385	10,364	10,342	10,323	10,302	10,282	10,263	10,244	10,227	10,210	10,193	10,178	10,163	10,149	10,136	10,125	10,114	10,104	10,095	10,086	10,077	10,068	10,060	10,053		10,047	10,042	10,037	10,033	10,029	10,026	10,024	10,021	10,019	10,016	10,014	10,012	10,010	10,008	10,005	10,004	10,002	10,002	10,001	10,001	10,001	10,001	10,000	10,000	10,000	10,000
PIMCO INDEX: Custom JPM ELMI + Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name		Custom JPM ELMI + Benchmark
Account Value		$ 10,297	10,153	10,109	9,928	10,054	10,159	10,490	10,241	9,958		9,861	9,957	9,867	9,968	9,962		9,937	10,087	9,920	9,612	9,617	9,706	9,884	9,685	9,529	9,641	9,618	9,408	9,605	9,322	9,148	8,786	8,708	8,988	9,005	9,035		9,311	9,204	9,463	10,635	11,020	10,979	10,865	11,080	11,021	11,215	11,125	11,223	11,276	11,097	10,917	11,050	11,103	11,214	10,986	10,634	10,652	10,776	10,738	10,577	10,498	10,386	10,260	10,865	11,146	11,329	11,042	11,127	10,898	10,784	11,158	11,124	10,846	10,887	10,868	10,949	10,983	10,651	10,622	10,543	10,523	10,402	10,746	10,648	10,806	11,025	11,277	11,245	11,354	11,064	10,970	10,778	10,867	10,855	10,759	10,580	10,642		10,521	10,476	10,348	10,205	10,018	9,880	10,238	10,272	10,232	10,185	10,201	9,854	10,119	10,019	9,334	9,268	9,330	9,472	9,572	9,341	9,461	9,883	10,212	10,277	10,458	10,000
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Account Value		$ 12,074	12,029	11,988	11,942	11,895	11,848	11,797	11,746	11,692		11,638	11,586	11,532	11,480	11,428		11,378	11,325	11,272	11,221	11,168	11,118	11,067	11,016	10,970	10,923	10,880	10,837	10,799	10,759	10,723	10,693	10,666	10,645	10,630	10,619		10,611	10,606	10,603	10,602	10,601	10,600	10,600	10,599	10,599	10,599	10,598	10,598	10,598	10,598	10,597	10,597	10,596	10,595	10,595	10,594	10,593	10,592	10,591	10,589	10,588	10,584	10,575	10,562	10,548	10,534	10,519	10,504	10,486	10,468	10,448	10,427	10,406	10,385	10,364	10,342	10,323	10,302	10,282	10,263	10,244	10,227	10,210	10,193	10,178	10,163	10,149	10,136	10,125	10,114	10,104	10,095	10,086	10,077	10,068	10,060	10,053		10,047	10,042	10,037	10,033	10,029	10,026	10,024	10,021	10,019	10,016	10,014	10,012	10,010	10,008	10,005	10,004	10,002	10,002	10,001	10,001	10,001	10,001	10,000	10,000	10,000	10,000
PIMCO INDEX: ICE BofAML U.S. High Yield, BB-B Rated Index
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. High Yield, BB-B Rated Index
Account Value		$ 15,869	16,006	15,898	15,688	15,769	15,601	15,714	15,539	15,304		15,052	14,901	14,736	14,873	14,700		14,694	14,684	14,199	13,578	13,710	13,881	13,855	13,678	13,489	13,623	13,509	13,316	13,516	13,044	13,144	12,876	12,503	13,009	13,374	12,598		13,509	13,420	13,919	14,048	14,175	14,591	14,317	14,458	14,481	14,488	14,411	14,347	14,164	14,133	13,984	13,980	13,956	13,941	13,720	13,250	13,186	13,350	13,252	12,639	12,552	12,022	11,540	12,916	13,105	13,096	12,887	12,809	12,767	12,723	12,630	12,556	12,239	12,368	12,212	12,077	11,881	11,378	11,597	11,661	11,834	11,774	11,683	11,559	11,532	11,548	11,483	11,548	11,663	11,613	11,590	11,621	11,571	11,482	11,470	11,351	11,334		11,241	11,105	11,121	10,980	10,856	10,677	10,733	10,719	10,668	10,457	10,208	10,118	10,085	9,758	9,420	9,343	9,461	9,675	9,857	9,570	9,814	9,969	10,001	10,147	10,111	10,000
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Account Value		$ 12,074	12,029	11,988	11,942	11,895	11,848	11,797	11,746	11,692		11,638	11,586	11,532	11,480	11,428		11,378	11,325	11,272	11,221	11,168	11,118	11,067	11,016	10,970	10,923	10,880	10,837	10,799	10,759	10,723	10,693	10,666	10,645	10,630	10,619		10,611	10,606	10,603	10,602	10,601	10,600	10,600	10,599	10,599	10,599	10,598	10,598	10,598	10,598	10,597	10,597	10,596	10,595	10,595	10,594	10,593	10,592	10,591	10,589	10,588	10,584	10,575	10,562	10,548	10,534	10,519	10,504	10,486	10,468	10,448	10,427	10,406	10,385	10,364	10,342	10,323	10,302	10,282	10,263	10,244	10,227	10,210	10,193	10,178	10,163	10,149	10,136	10,125	10,114	10,104	10,095	10,086	10,077	10,068	10,060	10,053		10,047	10,042	10,037	10,033	10,029	10,026	10,024	10,021	10,019	10,016	10,014	10,012	10,010	10,008	10,005	10,004	10,002	10,002	10,001	10,001	10,001	10,001	10,000	10,000	10,000	10,000
PIMCO INDEX: JPMorgan GBI Global ex-US Index Hedged in USD
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan GBI Global ex-US Index Hedged in USD
Account Value		$ 11,746	11,882	11,832	11,828	11,918	11,769	11,862	11,746	11,635		11,450	11,382	11,407	11,565	11,453		11,493	11,559	11,224	10,894	10,922	11,081	11,071	11,115	11,099	11,115	11,100	10,836	10,920	10,741	11,061	10,889	10,825	11,130	11,489	11,189		11,340	11,478	11,728	11,913	12,062	12,226	12,351	12,183	12,203	12,349	12,393	12,209	12,160	12,146	12,188	12,140	12,404	12,486	12,438	12,428	12,383	12,249	12,374	12,275	12,239	12,247	12,137	12,324	12,211	11,964	12,033	12,093	12,190	12,243	11,936	11,772	11,577	11,410	11,419	11,204	11,203	11,080	10,918	10,856	10,818	10,840	10,867	10,883	10,824	10,834	10,853	10,701	10,653	10,697	10,704	10,654	10,570	10,635	10,526	10,503	10,560		10,515	10,446	10,461	10,344	10,484	10,439	10,556	10,716	10,723	10,742	10,709	10,441	10,343	10,366	10,296	10,145	9,942	9,964	9,928	9,882	9,788	9,825	9,678	9,827	9,908	10,000
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Account Value		$ 12,074	12,029	11,988	11,942	11,895	11,848	11,797	11,746	11,692		11,638	11,586	11,532	11,480	11,428		11,378	11,325	11,272	11,221	11,168	11,118	11,067	11,016	10,970	10,923	10,880	10,837	10,799	10,759	10,723	10,693	10,666	10,645	10,630	10,619		10,611	10,606	10,603	10,602	10,601	10,600	10,600	10,599	10,599	10,599	10,598	10,598	10,598	10,598	10,597	10,597	10,596	10,595	10,595	10,594	10,593	10,592	10,591	10,589	10,588	10,584	10,575	10,562	10,548	10,534	10,519	10,504	10,486	10,468	10,448	10,427	10,406	10,385	10,364	10,342	10,323	10,302	10,282	10,263	10,244	10,227	10,210	10,193	10,178	10,163	10,149	10,136	10,125	10,114	10,104	10,095	10,086	10,077	10,068	10,060	10,053		10,047	10,042	10,037	10,033	10,029	10,026	10,024	10,021	10,019	10,016	10,014	10,012	10,010	10,008	10,005	10,004	10,002	10,002	10,001	10,001	10,001	10,001	10,000	10,000	10,000	10,000
PIMCO INDEX: Bloomberg Credit Investment Garde Index (Ex-Aa3 and Higher)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Credit Investment Grade Index (Ex-Aa3 and Higher)
Account Value		$ 12,768	12,805	12,548	12,477	12,723	12,556	12,867	12,645	12,448		12,159	12,082	11,858	12,166	12,010		12,189	12,210	11,701	11,044	11,254	11,564	11,654	11,610	11,561	11,728	11,634	11,327	11,691	11,245	11,291	10,732	10,838	11,437	11,773	11,409		11,742	11,634	12,309	12,619	12,880	13,323	13,327	13,321	13,290	13,437	13,471	13,294	13,084	12,985	12,845	13,061	13,294	13,462	13,393	13,034	13,049	13,090	13,260	12,836	12,577	12,358	11,749	12,734	12,576	12,284	12,238	12,207	12,130	12,209	11,832	11,763	11,481	11,321	11,254	10,973	10,943	10,686	10,533	10,555	10,723	10,756	10,703	10,612	10,670	10,621	10,725	10,698	10,880	10,979	10,884	10,892	10,850	10,869	10,779	10,693	10,660		10,537	10,424	10,443	10,319	10,280	10,205	10,505	10,592	10,622	10,590	10,437	10,191	10,201	10,058	9,775	9,692	9,661	9,749	9,774	9,718	9,677	9,745	9,686	9,874	9,939	10,000
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Account Value		$ 12,074	12,029	11,988	11,942	11,895	11,848	11,797	11,746	11,692		11,638	11,586	11,532	11,480	11,428		11,378	11,325	11,272	11,221	11,168	11,118	11,067	11,016	10,970	10,923	10,880	10,837	10,799	10,759	10,723	10,693	10,666	10,645	10,630	10,619		10,611	10,606	10,603	10,602	10,601	10,600	10,600	10,599	10,599	10,599	10,598	10,598	10,598	10,598	10,597	10,597	10,596	10,595	10,595	10,594	10,593	10,592	10,591	10,589	10,588	10,584	10,575	10,562	10,548	10,534	10,519	10,504	10,486	10,468	10,448	10,427	10,406	10,385	10,364	10,342	10,323	10,302	10,282	10,263	10,244	10,227	10,210	10,193	10,178	10,163	10,149	10,136	10,125	10,114	10,104	10,095	10,086	10,077	10,068	10,060	10,053		10,047	10,042	10,037	10,033	10,029	10,026	10,024	10,021	10,019	10,016	10,014	10,012	10,010	10,008	10,005	10,004	10,002	10,002	10,001	10,001	10,001	10,001	10,000	10,000	10,000	10,000
PIMCO INDEX: Bloomberg U.S. Long Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Long Credit Index
Account Value		$ 12,253	12,424	12,009	11,958	12,493	12,223	12,756	12,431	12,172		11,801	11,734	11,414	12,002	11,776		12,089	12,203	11,373	10,288	10,732	11,331	11,552	11,569	11,403	11,719	11,618	11,157	11,764	11,021	11,147	10,225	10,466	11,456	11,979	11,447		11,943	11,834	13,095	13,475	13,943	14,752	14,806	14,746	14,531	14,823	14,878	14,557	14,057	13,911	13,675	14,060	14,542	14,928	14,863	14,140	14,228	14,300	14,803	13,953	13,607	13,402	12,561	13,981	13,708	13,174	13,161	13,091	13,020	13,213	12,470	12,328	11,865	11,589	11,519	11,041	11,048	10,679	10,424	10,466	10,858	10,919	10,883	10,722	10,851	10,801	11,015	10,933	11,307	11,453	11,226	11,180	11,100	11,117	10,956	10,864	10,755		10,537	10,376	10,437	10,232	10,207	10,052	10,566	10,789	10,904	10,843	10,550	10,127	10,125	9,892	9,442	9,284	9,261	9,377	9,416	9,323	9,289	9,409	9,274	9,623	9,796	10,000
PIMCO INDEX: Bloomberg 1-3 Year U.S. Government/Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Year U.S. Government/Credit Bond Index
Account Value		$ 11,871	11,817	11,735	11,681	11,656	11,617	11,684	11,587	11,482		11,348	11,285	11,203	11,241	11,196		11,237	11,194	11,062	10,934	10,900	10,905	10,867	10,821	10,865	10,899	10,862	10,706	10,786	10,700	10,680	10,592	10,606	10,737	10,821	10,765		10,841	10,775	10,833	10,982	11,030	11,110	11,127	11,136	11,173	11,182	11,182	11,163	11,180	11,166	11,158	11,163	11,166	11,163	11,152	11,141	11,139	11,138	11,134	11,114	11,091	11,054	10,985	10,951	10,862	10,802	10,776	10,776	10,739	10,745	10,659	10,665	10,606	10,533	10,509	10,441	10,425	10,384	10,304	10,274	10,263	10,270	10,234	10,229	10,228	10,190	10,200	10,184	10,193	10,221	10,217	10,239	10,242	10,254	10,234	10,208	10,212		10,195	10,176	10,171	10,154	10,135	10,129	10,171	10,174	10,163	10,174	10,172	10,111	10,118	10,104	10,068	10,059	10,007	10,020	10,039	10,043	10,013	10,019	10,013	10,017	10,008	10,000
PIMCO INDEX: Bloomberg Intermediate Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Intermediate Aggregate Bond Index
Account Value		$ 11,700	11,665	11,465	11,402	11,509	11,412	11,643	11,514	11,367		11,132	11,031	10,872	11,081	10,995		11,127	11,127	10,806	10,443	10,547	10,736	10,766	10,750	10,815	10,895	10,831	10,603	10,828	10,579	10,606	10,317	10,400	10,775	11,050	10,815		10,954	10,862	11,142	11,429	11,518	11,690	11,704	11,699	11,750	11,809	11,828	11,744	11,739	11,714	11,653	11,734	11,826	11,843	11,817	11,775	11,794	11,798	11,805	11,738	11,690	11,626	11,494	11,498	11,350	11,215	11,196	11,205	11,163	11,188	11,023	11,011	10,907	10,765	10,754	10,606	10,602	10,513	10,358	10,296	10,328	10,377	10,315	10,317	10,320	10,255	10,308	10,261	10,316	10,418	10,398	10,424	10,425	10,465	10,398	10,350	10,377		10,320	10,255	10,251	10,204	10,186	10,183	10,361	10,399	10,381	10,395	10,367	10,241	10,244	10,220	10,161	10,115	9,989	10,014	10,035	10,040	9,975	9,978	9,933	9,999	9,999	10,000
PIMCO INDEX: Bloomberg U.S. MBS Fixed-Rate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. MBS Fixed-Rate Index
Account Value		$ 11,163	11,165	10,888	10,832	11,014	10,869	11,186	11,054	10,879		10,600	10,477	10,272	10,592	10,481		10,655	10,704	10,262	9,753	9,959	10,287	10,372	10,380	10,424	10,501	10,447	10,248	10,526	10,190	10,235	9,834	9,976	10,507	10,879	10,540		10,712	10,595	10,980	11,273	11,383	11,555	11,565	11,576	11,598	11,640	11,659	11,586	11,591	11,612	11,548	11,607	11,685	11,676	11,651	11,643	11,648	11,660	11,656	11,635	11,646	11,631	11,558	11,437	11,320	11,241	11,210	11,201	11,162	11,154	11,055	11,010	10,932	10,792	10,799	10,644	10,653	10,570	10,381	10,289	10,354	10,418	10,355	10,366	10,361	10,289	10,341	10,276	10,343	10,466	10,432	10,447	10,450	10,474	10,398	10,351	10,393		10,328	10,261	10,258	10,209	10,213	10,213	10,392	10,420	10,391	10,379	10,357	10,274	10,261	10,244	10,214	10,176	10,045	10,048	10,062	10,055	9,996	9,988	9,925	10,002	10,004	10,000
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Account Value		$ 12,074	12,029	11,988	11,942	11,895	11,848	11,797	11,746	11,692		11,638	11,586	11,532	11,480	11,428		11,378	11,325	11,272	11,221	11,168	11,118	11,067	11,016	10,970	10,923	10,880	10,837	10,799	10,759	10,723	10,693	10,666	10,645	10,630	10,619		10,611	10,606	10,603	10,602	10,601	10,600	10,600	10,599	10,599	10,599	10,598	10,598	10,598	10,598	10,597	10,597	10,596	10,595	10,595	10,594	10,593	10,592	10,591	10,589	10,588	10,584	10,575	10,562	10,548	10,534	10,519	10,504	10,486	10,468	10,448	10,427	10,406	10,385	10,364	10,342	10,323	10,302	10,282	10,263	10,244	10,227	10,210	10,193	10,178	10,163	10,149	10,136	10,125	10,114	10,104	10,095	10,086	10,077	10,068	10,060	10,053		10,047	10,042	10,037	10,033	10,029	10,026	10,024	10,021	10,019	10,016	10,014	10,012	10,010	10,008	10,005	10,004	10,002	10,002	10,001	10,001	10,001	10,001	10,000	10,000	10,000	10,000
PIMCO INDEX: Bloomberg Long Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Long Municipal Bond Index
Account Value		$ 12,562	12,884	12,759	12,749	13,074	12,710	12,963	12,787	12,704		12,582	12,324	12,268	12,478	12,479		12,460	12,572	12,154	11,042	11,265	11,803	12,111	12,068	11,868	11,965	11,988	11,638	12,039	11,497	11,530	10,693	10,930	11,634	12,059	11,622		12,080	11,866	12,441	13,068	13,136	13,619	13,589	13,369	13,407	13,542	13,651	13,508	13,415	13,320	13,138	13,008	13,329	13,200	13,079	12,759	12,813	12,831	12,932	12,635	12,449	11,952	12,275	12,999	12,726	12,423	12,392	12,354	12,356	12,451	12,142	12,039	12,010	11,797	11,701	11,403	11,331	11,267	11,115	10,977	11,102	11,203	11,157	11,155	11,169	10,983	11,053	10,976	11,023	11,229	11,058	11,036	10,984	11,061	10,955	10,850	10,877		10,637	10,560	10,524	10,442	10,379	10,217	10,749	10,919	11,015	10,981	10,993	10,722	10,629	10,519	10,427	10,408	10,289	10,177	10,088	10,044	9,972	9,945	9,841	9,872	9,906	10,000
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Account Value		$ 12,074	12,029	11,988	11,942	11,895	11,848	11,797	11,746	11,692		11,638	11,586	11,532	11,480	11,428		11,378	11,325	11,272	11,221	11,168	11,118	11,067	11,016	10,970	10,923	10,880	10,837	10,799	10,759	10,723	10,693	10,666	10,645	10,630	10,619		10,611	10,606	10,603	10,602	10,601	10,600	10,600	10,599	10,599	10,599	10,598	10,598	10,598	10,598	10,597	10,597	10,596	10,595	10,595	10,594	10,593	10,592	10,591	10,589	10,588	10,584	10,575	10,562	10,548	10,534	10,519	10,504	10,486	10,468	10,448	10,427	10,406	10,385	10,364	10,342	10,323	10,302	10,282	10,263	10,244	10,227	10,210	10,193	10,178	10,163	10,149	10,136	10,125	10,114	10,104	10,095	10,086	10,077	10,068	10,060	10,053		10,047	10,042	10,037	10,033	10,029	10,026	10,024	10,021	10,019	10,016	10,014	10,012	10,010	10,008	10,005	10,004	10,002	10,002	10,001	10,001	10,001	10,001	10,000	10,000	10,000	10,000
PIMCO INDEX: Bloomberg U.S. MBS Fixed-Rate Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. MBS Fixed-Rate Index
Account Value		$ 10,384	10,386	10,128	10,076	10,245	10,110	10,405	10,283	10,119	$ 10,000
PIMCO INDEX: ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
Account Value		$ 10,794	10,887	10,814	10,671	10,726	10,612	10,689	10,570	10,410		10,239	10,136	10,024	10,117	9,999	$ 10,000
PIMCO INDEX: Bloomberg U.S. Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Credit Index
Account Value		$ 10,841	10,867	10,650	10,591	10,795	10,659	10,923	10,739	10,575		10,332	10,264	10,080	10,337	10,212		10,361	10,380	9,962	9,427	9,598	9,854	9,926	9,895	9,865	10,004	9,926	9,661	9,961	9,595	9,637	9,180	9,276	9,771	10,055	9,759	$ 10,000
PIMCO INDEX: Bloomberg U.S. TIPS Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Account Value		$ 12,818	12,736	12,465	12,306	12,503	12,443	12,670	12,483	12,386		12,169	12,074	11,870	12,074	11,975		12,105	12,084	11,767	11,457	11,540	11,757	11,863	11,848	11,888	12,032	12,019	11,681	11,844	11,631	11,750	11,540	11,398	12,206	12,539	12,016		12,409	12,533	12,795	13,037	12,927	13,194	13,152	13,035	12,889	12,982	13,005	12,667	12,591	12,440	12,269	12,292	12,493	12,452	12,311	12,174	12,253	12,299	12,166	11,892	11,761	11,726	11,409	11,613	11,454	11,219	11,176	11,159	11,131	11,284	11,022	10,983	10,890	10,713	10,677	10,484	10,486	10,347	10,290	10,242	10,390	10,501	10,426	10,476	10,434	10,390	10,396	10,288	10,389	10,479	10,384	10,370	10,348	10,415	10,305	10,260	10,358		10,362	10,301	10,307	10,259	10,173	10,183	10,382	10,424	10,367	10,414	10,324	10,114	10,186	10,151	9,972	9,862	9,718	9,795	9,805	9,780	9,838	9,914	9,894	9,991	10,074	10,000
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Account Value		$ 12,074	12,029	11,988	11,942	11,895	11,848	11,797	11,746	11,692		11,638	11,586	11,532	11,480	11,428		11,378	11,325	11,272	11,221	11,168	11,118	11,067	11,016	10,970	10,923	10,880	10,837	10,799	10,759	10,723	10,693	10,666	10,645	10,630	10,619		10,611	10,606	10,603	10,602	10,601	10,600	10,600	10,599	10,599	10,599	10,598	10,598	10,598	10,598	10,597	10,597	10,596	10,595	10,595	10,594	10,593	10,592	10,591	10,589	10,588	10,584	10,575	10,562	10,548	10,534	10,519	10,504	10,486	10,468	10,448	10,427	10,406	10,385	10,364	10,342	10,323	10,302	10,282	10,263	10,244	10,227	10,210	10,193	10,178	10,163	10,149	10,136	10,125	10,114	10,104	10,095	10,086	10,077	10,068	10,060	10,053		10,047	10,042	10,037	10,033	10,029	10,026	10,024	10,021	10,019	10,016	10,014	10,012	10,010	10,008	10,005	10,004	10,002	10,002	10,001	10,001	10,001	10,001	10,000	10,000	10,000	10,000
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Account Value		$ 12,017	11,973	11,932	11,886	11,840	11,793	11,742	11,691	11,637		11,583	11,532	11,478	11,427	11,374		11,325	11,272	11,220	11,169	11,116	11,066	11,015	10,965	10,919	10,873	10,829	10,786	10,749	10,709	10,673	10,643	10,616	10,596	10,580	10,569		10,562	10,557	10,554	10,552	10,551	10,551	10,550	10,550	10,550	10,549	10,549	10,549	10,549	10,548	10,548	10,547	10,547	10,546	10,545	10,544	10,543	10,542	10,541	10,540	10,539	10,534	10,526	10,513	10,499	10,485	10,470	10,455	10,437	10,419	10,399	10,379	10,358	10,336	10,315	10,294	10,275	10,254	10,234	10,215	10,196	10,179	10,162	10,146	10,130	10,115	10,102	10,089	10,078	10,067	10,057	10,048	10,039	10,030	10,021	10,013	10,006	$ 10,000
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Account Value		$ 12,074	12,029	11,988	11,942	11,895	11,848	11,797	11,746	11,692		11,638	11,586	11,532	11,480	11,428		11,378	11,325	11,272	11,221	11,168	11,118	11,067	11,016	10,970	10,923	10,880	10,837	10,799	10,759	10,723	10,693	10,666	10,645	10,630	10,619		10,611	10,606	10,603	10,602	10,601	10,600	10,600	10,599	10,599	10,599	10,598	10,598	10,598	10,598	10,597	10,597	10,596	10,595	10,595	10,594	10,593	10,592	10,591	10,589	10,588	10,584	10,575	10,562	10,548	10,534	10,519	10,504	10,486	10,468	10,448	10,427	10,406	10,385	10,364	10,342	10,323	10,302	10,282	10,263	10,244	10,227	10,210	10,193	10,178	10,163	10,149	10,136	10,125	10,114	10,104	10,095	10,086	10,077	10,068	10,060	10,053		10,047	10,042	10,037	10,033	10,029	10,026	10,024	10,021	10,019	10,016	10,014	10,012	10,010	10,008	10,005	10,004	10,002	10,002	10,001	10,001	10,001	10,001	10,000	10,000	10,000	10,000
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Account Value		$ 12,074	12,029	11,988	11,942	11,895	11,848	11,797	11,746	11,692		11,638	11,586	11,532	11,480	11,428		11,378	11,325	11,272	11,221	11,168	11,118	11,067	11,016	10,970	10,923	10,880	10,837	10,799	10,759	10,723	10,693	10,666	10,645	10,630	10,619		10,611	10,606	10,603	10,602	10,601	10,600	10,600	10,599	10,599	10,599	10,598	10,598	10,598	10,598	10,597	10,597	10,596	10,595	10,595	10,594	10,593	10,592	10,591	10,589	10,588	10,584	10,575	10,562	10,548	10,534	10,519	10,504	10,486	10,468	10,448	10,427	10,406	10,385	10,364	10,342	10,323	10,302	10,282	10,263	10,244	10,227	10,210	10,193	10,178	10,163	10,149	10,136	10,125	10,114	10,104	10,095	10,086	10,077	10,068	10,060	10,053		10,047	10,042	10,037	10,033	10,029	10,026	10,024	10,021	10,019	10,016	10,014	10,012	10,010	10,008	10,005	10,004	10,002	10,002	10,001	10,001	10,001	10,001	10,000	10,000	10,000	10,000
PIMCO INDEX: ICE BofA SOFR Overnight Rate Index
Account Value [Line Items]
Line Graph and Table Measure Name	[1]	ICE BofA SOFR Overnight Rate Index
Account Value		$ 12,341	12,295	12,254	12,208	12,161	12,114	12,063	12,011	11,956		11,898	11,849	11,795	11,742	11,689		11,639	11,586	11,533	11,482	11,429	11,379	11,327	11,278	11,230	11,182	11,137	11,093	11,054	11,013	10,975	10,941	10,912	10,890	10,869	10,854		10,845	10,836	10,827	10,825	10,823	10,821	10,820	10,818	10,817	10,816	10,815	10,813	10,811	10,810	10,808	10,805	10,803	10,801	10,799	10,797	10,795	10,792	10,789	10,787	10,774	10,761	10,748	10,730	10,713	10,696	10,677	10,658	10,639	10,619	10,598	10,578	10,555	10,532	10,509	10,485	10,460	10,436	10,415	10,395	10,374	10,354	10,334	10,314	10,294	10,274	10,255	10,240	10,226	10,211	10,200	10,189	10,177	10,166	10,155	10,144	10,135		10,125	10,115	10,107	10,099	10,090	10,083	10,076	10,069	10,064	10,058	10,053	10,048	10,043	10,037	10,032	10,027	10,022	10,019	10,017	10,014	10,012	10,009	10,007	10,005	10,002	10,000
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Account Value		$ 12,074	12,029	11,988	11,942	11,895	11,848	11,797	11,746	11,692		11,638	11,586	11,532	11,480	11,428		11,378	11,325	11,272	11,221	11,168	11,118	11,067	11,016	10,970	10,923	10,880	10,837	10,799	10,759	10,723	10,693	10,666	10,645	10,630	10,619		10,611	10,606	10,603	10,602	10,601	10,600	10,600	10,599	10,599	10,599	10,598	10,598	10,598	10,598	10,597	10,597	10,596	10,595	10,595	10,594	10,593	10,592	10,591	10,589	10,588	10,584	10,575	10,562	10,548	10,534	10,519	10,504	10,486	10,468	10,448	10,427	10,406	10,385	10,364	10,342	10,323	10,302	10,282	10,263	10,244	10,227	10,210	10,193	10,178	10,163	10,149	10,136	10,125	10,114	10,104	10,095	10,086	10,077	10,068	10,060	10,053		10,047	10,042	10,037	10,033	10,029	10,026	10,024	10,021	10,019	10,016	10,014	10,012	10,010	10,008	10,005	10,004	10,002	10,002	10,001	10,001	10,001	10,001	10,000	10,000	10,000	10,000
PIMCO INDEX: Bloomberg Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Government Bond Index
Account Value		$ 11,025	11,000	10,769	10,713	10,879	10,796	11,057	10,926	10,788		10,559	10,454	10,305	10,547	10,480		10,618	10,647	10,304	9,961	10,081	10,304	10,356	10,391	10,469	10,590	10,534	10,240	10,482	10,229	10,281	10,016	10,156	10,514	10,779	10,612		10,705	10,685	11,021	11,372	11,448	11,666	11,725	11,639	11,648	11,774	11,794	11,639	11,567	11,527	11,443	11,618	11,827	11,938	11,964	11,923	12,033	12,016	12,145	12,011	11,999	12,028	11,952	11,623	11,326	11,059	11,120	11,153	11,145	11,239	10,873	10,885	10,787	10,542	10,570	10,374	10,401	10,352	10,137	10,049	10,096	10,189	10,112	10,153	10,152	10,062	10,144	10,051	10,125	10,262	10,231	10,245	10,257	10,344	10,235	10,217	10,234		10,168	10,099	10,103	10,054	10,031	10,042	10,309	10,419	10,431	10,486	10,445	10,226	10,226	10,237	10,220	10,133	9,927	9,944	9,984	10,018	9,934	9,929	9,850	9,934	9,950	10,000
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month Treasury Bill Index
Account Value		$ 12,074	$ 12,029	$ 11,988	$ 11,942	$ 11,895	$ 11,848	$ 11,797	$ 11,746	$ 11,692		$ 11,638	$ 11,586	$ 11,532	$ 11,480	$ 11,428		$ 11,378	$ 11,325	$ 11,272	$ 11,221	$ 11,168	$ 11,118	$ 11,067	$ 11,016	$ 10,970	$ 10,923	$ 10,880	$ 10,837	$ 10,799	$ 10,759	$ 10,723	$ 10,693	$ 10,666	$ 10,645	$ 10,630	$ 10,619		$ 10,611	$ 10,606	$ 10,603	$ 10,602	$ 10,601	$ 10,600	$ 10,600	$ 10,599	$ 10,599	$ 10,599	$ 10,598	$ 10,598	$ 10,598	$ 10,598	$ 10,597	$ 10,597	$ 10,596	$ 10,595	$ 10,595	$ 10,594	$ 10,593	$ 10,592	$ 10,591	$ 10,589	$ 10,588	$ 10,584	$ 10,575	$ 10,562	$ 10,548	$ 10,534	$ 10,519	$ 10,504	$ 10,486	$ 10,468	$ 10,448	$ 10,427	$ 10,406	$ 10,385	$ 10,364	$ 10,342	$ 10,323	$ 10,302	$ 10,282	$ 10,263	$ 10,244	$ 10,227	$ 10,210	$ 10,193	$ 10,178	$ 10,163	$ 10,149	$ 10,136	$ 10,125	$ 10,114	$ 10,104	$ 10,095	$ 10,086	$ 10,077	$ 10,068	$ 10,060	$ 10,053		$ 10,047	$ 10,042	$ 10,037	$ 10,033	$ 10,029	$ 10,026	$ 10,024	$ 10,021	$ 10,019	$ 10,016	$ 10,014	$ 10,012	$ 10,010	$ 10,008	$ 10,005	$ 10,004	$ 10,002	$ 10,002	$ 10,001	$ 10,001	$ 10,001	$ 10,001	$ 10,000	$ 10,000	$ 10,000	$ 10,000

[1]	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.